Equity (Reclassification out of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total net unrealized investment gains (losses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	$ 102,992	$ 81,903	$ 14,217
Accumulated Other Comprehensive Income (Loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	102,992	81,903	14,217
Amounts reclassified from AOCI | Total net unrealized investment gains (losses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	(102,992)	(81,903)	(14,217)
Amounts reclassified from AOCI | Accumulated Other Comprehensive Income (Loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	(102,992)	(81,903)	(14,217)
Amounts reclassified from AOCI | Net unrealized investment gains (losses) on available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized Gain (Loss) on Investments	(82,414)	(167,394)	(31,193)
Amounts reclassified from AOCI | Currency/Interest Rate | Cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized Gain (Loss) on Investments	$ (20,578)	$ 85,491	$ 16,976